General and Description of the Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General and Description of the Business
(1)	GENERAL AND DESCRIPTION OF THE BUSINESS

Axalta Coating Systems Ltd. (“Axalta,” the “Company,” “we,” “our” and “us”), a Bermuda exempted company limited by shares formed at the direction of The Carlyle Group L.P. (“Carlyle”), was incorporated on August 24, 2012 for the purpose of consummating the acquisition of DuPont Performance Coatings (“DPC”), a business formerly owned by E. I. du Pont de Nemours and Company (“DuPont”), including certain assets of DPC and all of the capital stock and other equity interests of certain entities engaged in the DPC business (the “Acquisition”). Axalta, through its wholly-owned indirect subsidiaries, acquired DPC on February 1, 2013.

The Acquisition

Axalta is a holding company with no business operations or assets other than cash, cash equivalents, certain indemnity receivables from DuPont and 100% of the ownership interest of Axalta Coating Systems Dutch Co. Top Coöperatief U.A., which itself is a holding company with no operations or assets other than 100% of the capital stock of Axalta Coating Systems Dutch Holdings A B.V. (“Dutch A B.V.”), which itself is a holding company with no operations or assets other than 100% of the capital stock of Axalta Coating Systems Dutch Holdings B B.V. (“Dutch B B.V.”). Dutch B B.V., together with its indirect wholly-owned subsidiary, Axalta Coating Systems U.S. Holdings, Inc. (“Axalta US Holdings”), are co-borrowers under the Senior Secured Credit Facilities and co-issuers of the Senior Notes (each as defined below). Our global operations are conducted by indirect wholly-owned subsidiaries and indirect majority-owned subsidiaries.

The purchase price for the Acquisition was funded by (i) an equity contribution of $1,350.0 million into the Company by affiliates of Carlyle (the “Equity Contribution”), (ii) proceeds from borrowings under senior secured credit facilities (the “Senior Secured Credit Facilities”) consisting of a $2,300.0 million Dollar Term Loan facility and a €400.0 million Euro Term Loan facility both of which are due February 1, 2020 and (iii) proceeds from the issuance of $750.0 million aggregate principal amount of 7.375% senior unsecured notes due 2021 and the issuance of €250.0 million aggregate principal amount of 5.750% senior secured notes due 2021 (collectively the “Senior Notes”). The Senior Secured Credit Facilities and the Senior Notes are more fully described in Note 22.

Initial Public Offering

On November 14, 2014, the Company completed its initial public offering (“IPO”). In the IPO, certain of the Company’s shareholders sold an aggregate of 50,000,000 common shares at a public offering price of $19.50 per share. The underwriters also exercised their over-allotment option and purchased an additional 7,500,000 common shares. The Company did not receive any proceeds from the sale of common shares in the IPO.

The Business

Axalta is a leading global manufacturer, marketer and distributor of innovative high performance coatings products primarily serving the transportation industry. Products are offered in four key end-markets including the refinish automotive aftermarket, industrial, light vehicle or automotive original equipment manufacturers (“OEM”) market, and commercial vehicle market. These products include high performance liquid and powder coatings for motor vehicles OEMs, the motor vehicle aftermarket, and general industrial applications, such as coatings for heavy equipment, pipes, appliances and electrical insulation. Aftermarket coatings products are marketed using the Standox, Spies Hecker, Cromax and Nason brand names. Standox, Spies Hecker and Cromax are focused on the high-end motor vehicle aftermarkets, while Nason is primarily focused on economy coating applications.

Axalta is globally operated with manufacturing facilities, sales centers, administrative offices and warehouses located throughout the world. Axalta’s operations are primarily located in the United States, Canada, Brazil, Mexico, Austria, Belgium, Germany, France, the United Kingdom and China.